UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni

Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$5,287,267
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/21	5,500	5,541,250
5.25%, 1/01/23	6,500	6,548,750

		17,377,267
Arizona — 4.1%
Arizona Board of Regents, Univesity of Arizona, RB, 5.00%, 8/01/28	2,000	2,280,460
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/30	2,685	2,865,835
City of Phoenix Arizona IDA, RB, Facility, Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24 (a)	750	805,658
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	2,325	2,578,541
County of Maricopa Arizona IDA, RB, Arizona Charter School Project 1, Series A, 6.63%, 7/01/20	110	107,500
County of Pima Arizona IDA, RB, Arizona Charter Schools Project, Series K, 6.38%, 7/01/31	895	901,390
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.00%, 7/01/25	1,600	1,791,616
Glendale Union School District No. 205, GO, Series C:
5.00%, 7/01/24	1,945	2,294,555
5.00%, 7/01/27	500	573,220
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 7/01/27	700	786,156
5.00%, 7/01/32	1,925	2,102,196
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,388,120
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 9/01/35	2,050	2,252,069
Municipal Bonds	Par (000)	Value
Arizona (concluded)
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	$1,000	$1,073,530

		24,800,846
Arkansas — 1.1%
Arkansas State University, RB, 5.00%, 12/01/33	480	541,992
City of Benton, RB:
5.00%, 6/01/28	600	688,434
5.00%, 6/01/29	1,055	1,204,430
University of Arkansas, Refunding RB:
5.00%, 3/01/31	2,315	2,683,455
5.00%, 3/01/34	1,270	1,456,233

		6,574,544
California — 3.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	2,135	2,476,429
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series B, AMT, 5.25%, 6/01/23 (b)	605	648,016
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (NPFGC), 4.75%, 12/01/23	5,000	5,258,000
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 3/01/25	2,000	2,218,700
State of California, GO:
5.50%, 4/01/28	15	15,066
5.00%, 11/01/32	2,000	2,166,780
Various Purposes, 5.75%, 4/01/31	7,000	8,122,590

		20,905,581
Colorado — 0.9%
Denver Urban Renewal Authority, Refunding, Tax Allocation Bond, Stapleton, Senior-Series A-1, 5.00%, 12/01/23	2,500	2,898,000

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
University of Northern Colorado, Refunding RB, Series A, 5.00%, 6/01/31	$2,000	$2,306,620

		5,204,620
Connecticut — 2.3%
Connecticut State Development Authority, RB, Learjet, Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,171,647
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/31	4,530	4,915,367
State of Connecticut, GO, Series B, 5.00%, 4/15/31	6,990	7,887,446

		13,974,460
Florida — 5.9%
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 7/01/24	10,000	11,331,600
County of Highlands Florida Health Facilities Authority, Refunding RB, Adventis Health, Series G, 5.13%, 11/15/16 (c)	35	37,076
County of Lee Florida, Refunding ARB, Series A, AMT:
5.50%, 10/01/23	1,000	1,171,000
(AGM), 5.00%, 10/01/27	1,635	1,845,473
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	4,214,697
6.00%, 10/01/29	3,480	4,225,451
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB, 5.00%, 7/01/32	1,500	1,679,130
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C (BHAC), 5.00%, 10/01/18 (c)	8,000	9,006,880
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A, 4.25%, 5/01/24	1,835	1,940,402
Municipal Bonds	Par (000)	Value
Florida (concluded)
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	$155	$93,005

		35,544,714
Georgia — 3.1%
City of Atlanta Georgia Water & Wastewater Revenue RB, Refunding RB, 5.00%, 11/01/32	10,000	11,542,200
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	3,000	3,320,460
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM):
4.00%, 8/01/23	1,500	1,578,255
4.13%, 8/01/24	2,000	2,103,120

		18,544,035
Guam — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,100	2,323,419
Hawaii — 0.9%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 7/01/29	5,000	5,715,700
Illinois — 16.0%
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.50%, 1/01/32	1,500	1,665,465
City of Chicago Illinois Midway International Airport, Refunding RB, AMT, Series A, 5.00%, 1/01/32	5,000	5,372,650
City of Chicago Illinois O’Hare International Airport, Refunding GARB, AMT:
Series C, 5.25%, 1/01/28	1,350	1,484,595
Series C, 5.25%, 1/01/29	3,020	3,298,565
Senior Lien, Series A, 5.00%, 1/01/23	13,000	14,754,090
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	3,958,445

2	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Madison-Macoupin Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 5/01/30	$475	$528,072
5.00%, 5/01/31	500	554,880
5.00%, 5/01/32	500	557,545
McHenry County Conservation District, GO, 5.13%, 2/01/17 (c)	12,695	13,560,672
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	4,042,745
6.25%, 6/01/24	12,750	13,357,155
State of Illinois, GO:
5.25%, 2/01/30	5,000	5,237,250
5.00%, 5/01/30	10,000	10,306,600
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 1/01/34	9,140	10,097,598
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,009,840
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,290	1,290,425

		96,076,592
Indiana — 4.1%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 1/01/21	4,800	5,562,240
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,266,480
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	11,554,900
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	5,000	5,544,950

		24,928,570
Iowa — 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 4/01/23	695	789,680
5.25%, 4/01/24	730	837,821
5.25%, 4/01/25	520	592,015
5.25%, 4/01/26	360	406,516
Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/22	$2,315	$2,410,725
Upper Iowa University Project, 5.00%, 9/01/20	1,000	1,064,950

		6,101,707
Kansas — 1.4%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.00%, 11/15/23	1,500	1,683,900
Seward County Unified School District No. 480 Liberal, GO, Refunding, 5.00%, 9/01/33	6,000	6,663,420

		8,347,320
Kentucky — 1.5%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	9,027,120
Louisiana — 6.3%
City of Bossier City Louisiana Utilities, Refunding RB, 5.00%, 10/01/32	2,000	2,277,140
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	850	965,957
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A (AGM), 5.50%, 1/01/26	3,000	3,430,350
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB:
5.00%, 11/01/32	7,000	7,981,610
BRCC Facilities Corp. Project, 5.00%, 12/01/27	3,445	3,853,095
BRCC Facilities Corp. Project, 5.00%, 12/01/28	3,715	4,136,913
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana LLC Project, Series A, 5.00%, 9/01/28	2,000	2,007,500

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
New Orleans Aviation Board, RB, Series A:
5.00%, 1/01/31	$855	$964,423
5.00%, 1/01/32	1,000	1,124,550
5.00%, 1/01/33	1,000	1,122,840
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 5/01/34	5,750	5,977,412
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/28	3,660	4,078,155

		37,919,945
Maine — 0.3%
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 2/01/34	1,965	1,977,124
Maryland — 0.8%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,910,738
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 7/01/33	1,140	1,264,146
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 7/01/33	1,500	1,642,140

		4,817,024
Massachusetts — 1.5%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 1/01/31	1,730	1,873,054
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 7/01/25	1,060	1,174,363
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A (AGM), 5.00%, 8/15/15 (c)	5,870	5,880,918

		8,928,335
Michigan — 2.3%
Manistee Area Public Schools, GO, Refunding (Q-SBLF), 5.00%, 5/01/25	1,000	1,124,360
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3, 5.00%, 7/01/31	$4,000	$4,420,560
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,864,775
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.25%, 11/15/24	4,900	5,492,949

		13,902,644
Minnesota — 1.5%
City of St. Cloud Minnesota, Refunding RB, Centracare Health System, Series A, 4.25%, 5/01/21	2,300	2,539,982
St. Cloud Minnesota Independent School District No. 742, GO, Series A, 3.00%, 2/01/31	350	338,580
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 8/01/36	1,000	1,121,910
Series C, 5.00%, 8/01/27	1,390	1,612,233
Series C, 5.00%, 8/01/28	740	853,953
Series C, 5.00%, 8/01/29	1,555	1,781,874
Series C, 5.00%, 8/01/30	835	954,271

		9,202,803
Mississippi — 0.7%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 4/01/22	4,190	4,214,428
Missouri — 0.9%
Missouri Joint Municipal Electric Utility Commission Power, RB, Prairie State Project, Series A (BHAC), 5.00%, 1/01/17 (c)	5,000	5,312,050
Montana — 0.3%
Montana State Board of Regents, RB, 5.00%, 11/15/30	1,000	1,156,090

4	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Montana (concluded)
Yellowstone County School District No. 2 Billings, GO, 5.00%, 6/15/30	$500	$585,015

		1,741,105
Nebraska — 1.2%
Douglas County Hospital Authority No. 3, Refunding RB:
5.00%, 11/01/29	950	1,056,219
5.00%, 11/01/30	800	886,560
Lancaster County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.50%, 1/01/30	1,000	1,094,870
Nebraska Public Power District, Refunding RB:
Series A, 5.00%, 1/01/30	1,000	1,120,260
Series A, 5.00%, 1/01/32	2,000	2,228,140
Series A-1, 3.00%, 1/01/33	900	855,468

		7,241,517
Nevada — 1.6%
Clark County Department of Aviation, Refunding RB, 5.00%, 7/01/33	5,000	5,614,850
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	4,226,474

		9,841,324
New Jersey — 18.6%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	2,212,600
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.80%, 11/01/15 (c)	5,050	5,121,306
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.13%, 9/15/23	6,040	6,577,258
The Goethals Bridge Replacement Project, Private Activity Bond, 5.50%, 1/01/26	1,500	1,736,565
The Goethals Bridge Replacement Project, Private Activity Bond, 5.50%, 1/01/27	1,000	1,145,860
Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	$3,000	$3,223,080
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	3,904,092
School Facilities Construction, Series EE, 5.00%, 9/01/23	3,465	3,734,300
New Jersey Educational Facilities Authority, RB, Higher Education Facilities Trust Fund, 5.00%, 6/15/28	10,000	10,472,300
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hackensack University Medical, Series B (AGM), 4.00%, 1/01/24	635	674,859
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.50%, 12/01/26	1,665	1,833,898
Student Loan, Series 1A, 4.75%, 12/01/21	1,760	1,876,829
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/29	10,000	11,285,400
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.25%, 6/15/26	3,500	3,767,820
Transportation Program, Series AA, 5.25%, 6/15/31	12,000	12,688,200
Transportation System, Series A, 5.25%, 6/15/24	3,185	3,470,535
Transportation System, Series B, 5.50%, 6/15/31	13,970	14,920,658
Transportation System, Series C, 5.25%, 6/15/32	12,500	13,249,000
Newark Housing Authority, RB, Series A:
5.00%, 12/01/23	1,230	1,423,799
5.00%, 12/01/25	1,345	1,538,519
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,474,289

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
State of New Jersey, GO, Various Purposes, 5.00%, 6/01/28	$5,000	$5,663,350

		111,994,517
New Mexico — 1.3%
Albuquerque Bernalillo County Water Utility Authority, Refunding RB, 4.00%, 7/01/33	4,510	4,743,843
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.00%, 8/01/31	2,500	2,805,150

		7,548,993
New York — 20.2%
City of New York New York, GO, Refunding, Series E:
Fiscal 2013, 5.00%, 8/01/24	4,000	4,522,560
5.00%, 8/01/30	6,230	7,088,182
City of New York New York, GO:
Series D1, 5.13%, 12/01/26	4,615	5,069,808
Sub-Series B-1, 5.25%, 9/01/22	8,250	9,278,280
Sub-Series I-1, 5.50%, 4/01/21	5,000	5,727,700
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	5,000	5,049,300
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/24	5,470	6,057,150
5.00%, 11/01/30	895	964,604
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	1,000	1,108,680
Metropolitan Transportation Authority, RB:
Series B, 5.25%, 11/15/33	4,405	5,102,840
Sub-Series B-1, 5.00%, 11/15/24	2,300	2,714,368
Sub-Series B-4, 5.00%, 11/15/24	1,500	1,770,240
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/29	5,695	6,583,363
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	3,986,239
Municipal Bonds	Par (000)	Value
New York (continued)
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	$2,750	$3,117,428
New York State Dormitory Authority, RB:
Education, Series D, 5.00%, 9/15/16 (c)	5	5,261
Fordham University, Series A, 5.25%, 7/01/25	900	1,042,569
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,132,680
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	6,900	7,559,226
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,949,336
New York University Hospitals Center, Series A, 5.13%, 7/01/23	1,670	1,896,853
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/19 (c)	1,495	1,723,675
New York State Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	650	722,930
Yeshiva University, 4.25%, 9/01/24	2,750	2,750,935
New York State Urban Development Corp., RB, Service Contract, Series B, 5.00%, 1/01/21	8,000	8,913,040
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	2,475	2,812,516
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	1,000	1,079,150
Port Authority of New York & New Jersey, Refunding RB:
5.00%, 11/01/28	6,185	7,359,964
Consolidated, 153rd Series, 5.00%, 7/15/24	2,010	2,235,663

6	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York Dormitory Authority, RB, Mental Health Services (AGM):
5.00%, 8/15/18 (c)	$30	$33,682
5.00%, 2/15/22	3,950	4,392,163
5.00%, 8/15/18 (c)	10	11,227
2nd Series, 5.00%, 8/15/18 (c)	10	11,227
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	7,060	7,903,246

		121,676,085
North Carolina — 0.5%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,105	1,106,834
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,646,445

		2,753,279
Ohio — 1.1%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	6,000	6,887,280
Oklahoma — 0.7%
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/27	1,190	1,381,887
5.00%, 10/01/28	1,265	1,455,598
5.00%, 10/01/29	1,400	1,602,776

		4,440,261
Oregon — 1.7%
Klamath County School District, GO:
5.00%, 6/15/30	1,000	1,138,520
5.00%, 6/15/31	1,000	1,133,280
Oregon State Facilities Authority, Refunding RB, Series A:
Reed College Project, 5.00%, 7/01/29	1,835	2,090,157
5.00%, 11/15/29	1,000	1,134,450
Municipal Bonds	Par (000)	Value
Oregon (concluded)
State of Oregon, GO, Series H, 5.00%, 5/01/36	$2,000	$2,266,200
Umatilla County School District No. 16R Pendleton, GO, Series A, 5.00%, 6/15/32	2,000	2,314,560

		10,077,167
Pennsylvania — 6.7%
City of Philadelphia Pennsylvania, ARB, Series A, AMT, 5.00%, 6/15/20	2,895	3,103,672
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	9,630	10,142,412
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,897,532
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	3,120,876
5.00%, 11/01/26	2,375	2,718,425
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/31	400	458,196
Pennsylvania Economic Development Financing Authority, RB, The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	5,100	5,547,372
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/31	4,000	4,420,680
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 7/01/20 (c)	6,225	7,572,650

		39,981,815
Puerto Rico — 1.8%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	10,000	10,538,800
Rhode Island — 2.1%
Narragansett Bay Commission, Refunding RB, Series B, 5.00%, 9/01/32	4,150	4,798,396
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 4/01/29	1,000	1,085,310

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Rhode Island (concluded)
Rhode Island Clean Water Finance Agency, RB, 5.00%, 10/01/32	$1,435	$1,649,303
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 5/15/30	2,305	2,578,649
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 9/01/32	2,000	2,299,100

		12,410,758
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 9/01/25	1,000	1,104,700
Tennessee — 1.3%
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	3,017,538
Series B, 5.00%, 11/01/22	1,000	1,122,280
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 6/01/31 (b)	3,420	3,643,155

		7,782,973
Texas — 8.1%
City of Grapevine Texas, GO, 5.00%, 2/15/33	5,685	6,434,681
City of Houston Texas, Refunding ARB, Series A:
Senior Lien, 5.25%, 7/01/29	4,055	4,459,892
Subordinate Lien, AMT, 5.00%, 7/01/25	1,500	1,683,555
Subordinate Lien, AMT, 5.00%, 7/01/32	1,010	1,099,738
Dallas-Fort Worth International Airport Facilities Improvement Corp., ARB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	4,015,160
Dallas/Fort Worth International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,486,464
Series E, 5.00%, 11/01/27	4,960	5,628,509
Series F, 5.00%, 11/01/31	6,345	7,081,274
Municipal Bonds	Par (000)	Value
Texas (concluded)
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	$1,000	$1,102,330
Red River Education Financing Corp., RB, 5.00%, 3/15/33	1,340	1,508,706
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	3,266,504
Socorro ISD, GO, Refunding, School Building (PSF-GTD), 5.00%, 8/15/32	2,500	2,853,500
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 8/01/28	1,585	1,795,900
5.25%, 8/01/29	1,720	1,936,118
5.25%, 8/01/33	3,000	3,337,020

		48,689,351
U.S. Virgin Islands — 1.9%
Virgin Islands Public Finance Authority, Refunding RB:
Gross Receipts Taxes Loan Note, Series C, 5.00%, 10/01/30	5,000	5,424,250
Series A, 5.25%, 10/01/24	5,000	6,047,100

		11,471,350
Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	5,852,766
West Virginia — 1.0%
West Virginia Hospital Finance Authority, Refunding RB, Charleston Area Medical Center, Inc., Series A, 5.13%, 9/01/23	4,000	4,385,520
West Virginia University, RB, West Virginia University Project, Series B, 5.00%, 10/01/30	1,500	1,715,310

		6,100,830
Wisconsin — 2.5%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 4/01/30	2,410	2,446,849
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 7/01/28	4,765	5,169,548
WPPI Energy, Refunding RB, Supply System, Series A:
5.00%, 7/01/31	1,600	1,819,184

8	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
WPPI Energy, Refunding RB, Supply System, Series A (concluded):
5.00%, 7/01/32	$1,275	$1,444,371
5.00%, 7/01/33	3,500	3,924,410

		14,804,362
Total Municipal Bonds — 137.2%		824,660,081

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Illinois — 1.6%
Du Page & Will Counties Community School District No. 204, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,344,244
Louisiana — 2.4%
State of Louisiana, GO, Series A, 5.00%, 8/01/24	12,000	14,122,800
Massachusetts — 1.9%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare, Series L, 5.00%, 7/01/31	10,175	11,704,599
Minnesota — 1.9%
State of Minnesota, GO, State Various Purposes, Series A, 4.00%, 8/01/29	10,525	11,706,412
New York — 8.0%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	3,507	3,962,709
City of New York New York, GO, Series I, 5.00%, 3/01/32	7,009	7,966,497
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series A, 4.75%, 6/15/30	8,000	8,536,720
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	4,001	4,608,467
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (concluded)
New York State Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	$5,501	$6,297,936
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	6,298,393
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	4,009	4,452,483
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	5,010	5,903,233

		48,026,438
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.8%		94,904,493
Total Long-Term Investments (Cost — $868,521,045) — 153.0%		919,564,574

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	14,483,516	14,483,516
Total Short-Term Securities (Cost — $14,483,516) — 2.4%		14,483,516
Total Investments (Cost — $883,004,561*) — 155.4%		934,048,090
Other Assets Less Liabilities — 1.2%		7,094,874
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.8)%		(52,950,622)
VMTP Shares, at Liquidation Value — (47.8)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$601,092,342

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$832,146,886

Gross unrealized appreciation	$53,202,530
Gross unrealized depreciation	(4,233,174)

Net unrealized appreciation	$48,969,356

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	1,356,943	13,126,573	14,483,516	$471

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

•	Financial Futures Contracts

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(454)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$57,856,625	$(182,449)

10	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fair Value Hierarchy as of July 31, 2015
•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$919,564,574	—	$919,564,574
Short-Term Securities	$14,483,516	—	—	14,483,516

Total	$14,483,516	$919,564,574	—	$934,048,090

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(182,449)	—	—	$(182,449)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015	11

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$612,900	—	—	$612,900
Liabilities:
TOB Trust Certificates	—	$(52,931,848)	—	(52,931,848)
VMTP Shares	—	(287,100,000)	—	(287,100,000)

Total	$612,900	$(340,031,848)	—	$(339,418,948)

During the period ended July 31, 2015, there were no transfers between levels.

12	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 22, 2015